Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on other intangible assets	¥ 16,591	¥ 968
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Foreign [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment loss	¥ 11,121